Performance Management - Optima Strategic Credit Fund	Aug. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund will acquire all of the assets and liabilities of the of the Optima Strategic Credit Fund, a series of The RBB Fund, Inc. (the “Predecessor Fund”), which is expected to occur on January 30, 2026 (the “Reorganization”). As a result of the Reorganization, the Fund will adopt the accounting and performance history of the Predecessor Fund. Performance results shown in the bar chart and the performance table below reflect the performance of the Predecessor Fund.

The bar chart and table provide an indication of the risks of investing in the Predecessor Fund by showing changes in the Predecessor Fund’s performance from year-to-year and by showing how the Predecessor Fund’s average annual total returns period ended December 31, 2024, compare with those of the Bloomberg U.S. Universal Total Return Index, a broad-based market index, and the iBoxx USD Liquid HY Index. The Fund’s performance information is accessible on the Fund’s website at funddocs.filepoint.com/optima/. or by calling the Fund at 1-877-341-4585. The Predecessor Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide an indication of the risks of investing in the Predecessor Fund by showing changes in the Predecessor Fund’s performance from year-to-year and by showing how the Predecessor Fund’s average annual total returns period ended December 31, 2024, compare with those of the Bloomberg U.S. Universal Total Return Index, a broad-based market index, and the iBoxx USD Liquid HY Index.
Bar Chart [Heading]	Calendar-Year Total Return (before taxes) for the Predecessor Fund’s Founders Class Shares For each calendar year at net asset value per share (“NAV”)
Bar Chart [Table]
Bar Chart Closing [Text Block]

The year-to-date return for the Predecessor Fund as of September 30, 2025, was 5.79%.

Predecessor Fund – Founder Class Shares
Highest Calendar Quarter Return at NAV	3.21%	Quarter ended March 31, 2024
Lowest Calendar Quarter Return at NAV	(0.81)%	Quarter ended March 31, 2023

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	5.79%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Calendar Quarter Return at NAV
Highest Quarterly Return	3.21%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return	(0.81%)
Lowest Quarterly Return, Date	Mar. 31, 2023
Performance Table Heading	Average Annual Total Returns For the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns For the periods ended December 31, 2024	One Year	Since Inception (12/29/2021)
Predecessor Fund – Founders Class Shares
Return Before Taxes	7.60%	2.77%
Return After Taxes on Distributions(1)	5.25%	1.26%
Return After Taxes on Distributions and Sale of Fund Shares(1)	4.46%	1.47%
Bloomberg U.S. Universal Total Return Index (reflects no deduction for fees, expenses or taxes)*	2.04%	(1.84)%
iBoxx USD Liquid HY Index (reflects no deduction for fees, expenses or taxes)*	8.46%	4.10%

*       After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Availability Website Address [Text]	funddocs.filepoint.com/optima/
Performance Availability Phone [Text]	1-877-341-4585